Hedging Financial Instruments - Summary of hedging financial instruments (Detail) - TWD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets- current
Financial assets current	$ 25.9	$ 23.5
Financial liabilities- current
Financial liabilities current	1.8	155.8
Fair value hedges [member] | Interest rate futures contracts [member]
Financial assets- current
Financial assets current	22.4
Financial liabilities- current
Financial liabilities current		153.9
Cash flow hedges [member] | Forward exchange contracts [member]
Financial assets- current
Financial assets current	3.5	23.5
Financial liabilities- current
Financial liabilities current	$ 1.8	$ 1.9